Property and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Medical Equipment	Computer Equipment	Office Equipment and Furniture	Leasehold Improvements	Total
Cost
As at December 31, 2021	$62	$406	$217	$228	$913
Additions, net of foreign exchange impact	—	23	31	3	57
As at December 31, 2022	62	429	248	231	970
Additions, net of foreign exchange impact	—	7	—	—	7
As at December 31, 2023	$62	$436	$248	$231	$977

Amortization
As at December 31, 2021	$51	$285	$58	$127	$521
Depreciation expense	2	36	34	21	93
As at December 31, 2022	53	321	92	148	614
Depreciation expense	2	30	28	21	81
As at December 31, 2023	$55	$351	$120	$169	$695

Net book value
As at December 31, 2022	9	108	156	83	356
As at December 31, 2023	$7	$85	$128	$62	$282